Consolidated Condensed Statement of Changes in Equity (Unaudited) - 3 months ended Mar. 31, 2018 - USD ($) $ in Thousands	Common Stock	Share capital Subscriptions	Additional Paid-In Capital	Accumulated Deficit	Total
Begning balance, shares at Dec. 31, 2017	56,378,000
Begning balance, amount at Dec. 31, 2017	$ 108,196	$ (718)	$ 35,790	$ (144,519)	$ (1,251)
Share issuance for cash, shares	705,000
Share issuance for cash, amount	$ 1,832				1,832
Stock-based commission, shares	10,000
Stock-based commission, amount	$ 32				32
Stock-based compensation, shares	750,000
Stock-based compensation, amount			1,007		1,007
Net loss				(2,664)	(2,664)
Ending balance, shares at Mar. 31, 2018	57,843,000
Ending balance, amount at Mar. 31, 2018	$ 110,060	$ (718)	$ 36,797	$ (147,183)	$ (1,044)